Vessels, net, Newbuilding Vessels' Delivery and Acquisitions (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 07, 2025 USD ($) Vessel Agreement t	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Vessel
Newbuilding Vessels Delivery and Vessels Acquisitions [Abstract]
Number of vessels acquired | Vessel			2
Suezmax Tankers [Member]
Newbuilding Vessels Delivery and Vessels Acquisitions [Abstract]
Number of memoranda of agreements | Agreement	2
Number of vessels acquired | Vessel	2
Vessel deadweight tonnage | t	157,286
Purchase price of the vessels	$ 77,775
Pre-delivery costs capitalized			$ 427
Hulls 1515 and 1596 [Member]
Newbuilding Vessels Delivery and Vessels Acquisitions [Abstract]
Transferred to vessels, net		$ 135,617